Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of bank's internal credit risk grades to external ratings
The table below provides a mapping of the Bank’s internal credit risk grades to external ratings.

Internal rating	12 - month average PD (1) %	External rating (2)	Description
1 - 4	0.09	Aaa – Ba1	Exposure in customers or countries with payment ability to satisfy their financial commitments.
5 - 6	2.28	Ba2 – B3	Exposure in customers or countries with payment ability to satisfy their financial commitments, but with more frequent reviews.
7	7.81	Caa1 - Caa3	Exposure in customers whose primary source of payment (operating cash flows) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, or in countries where the operation carries certain risks.
8 - 9	34.52	Ca	Exposure in customers whose operating cash flows continuously show insufficiency to service the debt on the originally agreed terms, or in countries where the operation is limited or restricted to certain terms, structure and types of credits.
10	100	C	Exposure to customers with operating cash flows that do not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.
(1)Probability of default
(2)Credit rating by Moody’s Investors Service.

Schedule of assets and equipment to their residual values over their estimated useful lives	The estimated useful lives are as follows:

Useful life in years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other equipment	2 to 4 years
Leasehold improvements	3 to 15 years or up to the lease term